PROPERTY AND EQUIPMENT - 10-K (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Finance lease right-of-use assets	$ 40,536,000		$ 40,536,000	$ 34,960,000
Property and equipment, gross	846,138,000		643,328,000	470,730,000
Less: accumulated depreciation and amortization	(82,234,000)		(65,800,000)	(40,165,000)
Property and equipment, net	763,904,000		577,528,000	430,565,000
Impairment charges	0	$ 0	0	0	$ 0
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment	533,808,000		372,554,000	265,520,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	68,298,000		58,958,000	47,238,000
Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Property and equipment	80,229,000		64,750,000	46,842,000
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment	53,589,000		50,937,000	39,813,000
Land
Property, Plant and Equipment [Line Items]
Property and equipment	$ 69,678,000		$ 55,593,000	$ 36,357,000